RELATED PARTY TRANSACTIONS BALANCES (Details Narrative) - CAD ($)	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions Balances
Amounts receivable, related party transactions	$ 961	$ 1,025
Amounts payable, related party transactions	$ 165,504	$ 233,691